Subsequent events (Details) - Subsequent Events $ / shares in Units, $ in Millions	Mar. 16, 2026 USD ($) $ / shares shares	Mar. 24, 2026 CHF (SFr)	Feb. 16, 2026 USD ($)
Subsequent events
Amount of investment committed | $			$ 1
Number of shares issued	22,913,630
Proceeds from issue or sale of equity | $	$ 125
Percentage of interest acquired		100.00%
Cash purchase price for proposed acquisition | SFr		SFr 4,000,000
Repayment of target's outstanding convertible loans in proposed acquisition | SFr		565,178.74
Planned capital contribution to acquiree following proposed acquisition | SFr		1,000,000
Bridge loan provided to acquiree in connection with a proposed acquisition | SFr		SFr 500,000
Pre-funded Warrants
Subsequent events
Number of ordinary shares purchased for warrants	7,500,000
Number of shares issued per warrant	1
Exercise price of warrants | $ / shares	$ 0.0001
Class D ordinary share purchase warrants
Subsequent events
Number of ordinary shares purchased for warrants	60,827,260
Class E Warrants
Subsequent events
Number of shares issued per warrant	1
Exercise price of warrants | $ / shares	$ 5.5
Warrants outstanding term	7 years